UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21629

                        SPECIAL VALUE EXPANSION FUND, LLC
               (Exact Name of Registrant as Specified in Charter)

                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
               (Address of Principal Executive Offices) (Zip Code)

                          DAVID A. HOLLANDER, SECRETARY
                        SPECIAL VALUE EXPANSION FUND, LLC
                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (310) 566-1000

                                   Copies to:
                             RICHARD T. PRINS, ESQ.
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                                FOUR TIMES SQUARE
                            NEW YORK, NEW YORK 10036

                   Date of fiscal year end: SEPTEMBER 30, 2006

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

   Statement of Investments in Securities of Unaffiliated Issuers (Unaudited)
                                December 31, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                  Principal         Fair
Security                                                                            Amount         Value
----------------------------------------------------------------------------------------------------------
Debt Securities (69.77%)
Bank Debt (35.34%) (1)
Diversified/Conglomerate Manufacturing (5.43%)
Revere Industries, LLC, Second Lien Term Loan, LIBOR + 9%, due 6/14/2011
   (Acquired 12/14/05, Amortized Cost $17,804,000)                               $17,804,000   $17,870,765

Personal Transportation (15.04%)
Delta Airlines, Inc. DIP Term Loan C, LIBOR + 9%, due 3/16/08
   (Acquired 9/23/05, Amortized Cost $23,382,789)                                $23,738,872    24,517,816
   (Acquired 10/07/05, Amortized Cost $2,922,849)                                $ 2,967,359     3,064,727
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 10/15/12
   (Acquired 10/12/04, Amortized Cost $12,805,954)                               $12,920,976    12,977,505
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 7/15/13
   (Acquired 11/19/04, Amortized Cost $6,356,814)                                $ 6,433,316     6,461,461
   (Acquired 2/28/05, Amortized Cost $963,197)                                   $   974,789       979,054
   (Acquired 6/22/05, Amortized Cost $1,158,175)                                 $ 1,172,113     1,177,241
   (Acquired 8/5/05, Amortized Cost $360,871)                                    $   365,214       366,812
                                                                                               -----------
Total Personal Transportation                                                                   49,544,616

Printing/Publishing (4.11%)
Weekly Reader Corp. Tranche B Term Loan, LIBOR + 8.5% + 1% PIK,
   due 7/22/09
   (Acquired 7/22/05, Amortized Cost $13,412,899)                                $13,412,899    13,547,028

Telecommunications (3.83%)
Integra Telecom, Inc. 1st Lien Senior Secured Term Loan,
   LIBOR + 7% Cash + 2% PIK, due 9/14/09
   (Acquired 9/20/04, Amortized Cost $12,512,679)                                $12,659,721    12,628,072

Utilities (6.93%)
La Paloma Generating Co. Residual Bank Debt
     (Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $10,117,296)  (2)               $13,201,294     9,261,804
Mach Gen, LLC Bank Debt
     (Acquired 8/17/05, 11/19/05, 12/14/05 and 12/19/05, Cost $13,256,227) (2)   $11,170,240    13,571,841
                                                                                               -----------
Total Utilities                                                                                 22,833,645

Corporate Debt Securities (34.43%)
Automobiles (8.54%)
Delco Remy International, Inc. Senior Notes, 8.625%, due 12/15/07                $ 1,565,000     1,173,750
Delco Remy International, Inc. Senior Subordinated Notes, 11%, due 5/1/09        $ 2,807,000     1,052,625
Delco Remy International, Inc. Senior Subordinated Notes, 9.375%, due 4/15/12    $ 4,253,000     1,509,815
EaglePicher Holdings Senior Notes, 9.75%, due 9/1/13  (2)                        $11,627,000     8,952,790
General Motors Corp. Series A Convertible Senior Debentures, 4.5%, due 3/6/32    $16,463,736    15,419,053
                                                                                               -----------
Total Automobiles                                                                               28,108,033

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

   Statement of Investments in Securities of Unaffiliated Issuers (Unaudited)
                                  (Continued)
                                December 31, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                              Principal
                                                                                Amount          Fair
Security                                                                      or Shares         Value
--------------------------------------------------------------------------------------------------------
Debt Securities (continued)
Containers, Packaging and Glass (8.65%)
Radnor Holdings Senior Secured Tranche A Notes, LIBOR + 7.25%, due 9/15/09
   (Acquired 12/1/05, Amortized Cost $27,271,915) (3)                        $ 27,478,000   $ 27,752,780
Radnor Holdings Senior Secured Tranche B Notes, LIBOR + 7.25%, due 9/15/09
   (Acquired 12/1/05, Amortized Cost $706,660) (3)                           $    712,000        719,120
                                                                                            ------------
Total Containers, Packaging and Glass                                                         28,471,900

Diversified/Conglomerate Service (0.89%)
Mastec, Inc. Senior Sub. Notes, 7.75%, due 2/1/08                            $  2,951,000      2,928,868

Leisure, Amusement, Motion Pictures and Entertainment (4.30%)
Bally Total Fitness Holdings, Inc. Senior Sub. Notes, 9.875%, due 10/15/07   $ 13,104,000     12,841,920
Muzak LLC Senior Notes, 10%, due 2/15/09                                     $  1,505,000      1,309,350
                                                                                            ------------
Total Leisure, Amusement, Motion Pictures and Entertainment                                   14,151,270

Personal Transportation (0.58%)
Northwest Airlines, Inc. Unsecured Claim (2)                                 $  5,028,623      1,900,819

Printing/Publishing (0.24%)
Phoenix Color Corp. Senior Subordinated Notes, 11%, due 2/1/09               $    817,000        784,320

Telecommunications (0.67%)
UTStarcom, Inc. Convertible Notes, 0.875%, due 3/1/08                        $  2,682,000      2,191,910

Utilities (6.42%)
Calpine Generating Co. Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11   $ 16,173,000     16,496,460
Calpine Generating Co. Secured Notes, 11.50%, due 4/1/11                     $  4,764,000      4,656,810
                                                                                            ------------
Total Utilities                                                                               21,153,270

Miscellaneous Securities (4.14%)
Miscellaneous Securities (4)                                                 $ 17,253,000     13,645,785

                                                                                            ------------
Total Debt Securities of Unaffiliated Issuers (cost $220,615,487)                            229,760,301
                                                                                            ------------

Equity and Equity Related Securities (2.42%)
Containers, Packaging and Glass (2.25%)
Radnor Holdings Series A Convertible Preferred Stock
   (Acquired 10/27/05, Cost $6,709,765) (3)                                     7,420,000      6,559,280
Radnor Holdings Warrants for Non-Voting Common Stock
   (Acquired 10/27/05, Cost $546,281) (3)                                             166        800,163
Radnor Holdings Warrants for Common Stock
   (Acquired 10/27/05, Cost $52,654) (3)                                               16         77,124
                                                                                            ------------
Total Containers, Packaging and Glass                                                          7,436,567

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

   Statement of Investments in Securities of Unaffiliated Issuers (Unaudited)
                                   (Continued)
                                December 31, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                   Principal
                                                                                    Amount            Fair
Security                                                                           or Shares         Value
--------------------------------------------------------------------------------------------------------------
Equity and Equity Related Securities (continued)
Diversified/Conglomerate Manufacturing (0%)
Put Option for 345,049 Intentia International AB Series A Common Shares,
  expires 3/31/06 (Acquired 2/12/05, Cost $0) - (Sweden)  (2), (5), (6)                     1     $         --

Leisure, Amusement, Motion Pictures and Entertainment (0.17%)
Bally Total Fitness Holdings, Inc. Restricted Common Stock
   (Acquired 8/24/05, Cost $262,483) (7)                                              120,960          569,724

Utilities (0%)
Mach Gen, LLC Common Units
   (Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Amortized Cost $0) (8)              719               --
Mach Gen, LLC Preferred Units
   (Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Amortized Cost $0) (8)            2,517               --
                                                                                                  ------------
Total Utilities                                                                                             --

                                                                                                  ------------
Total Equity Securities of Unaffiliated Issuers (cost $7,571,183)                                    8,006,291
                                                                                                  ------------

Cash and Cash Equivalents (19.13%)
American Express Commercial Paper, 4.26%, due 1/23/06                            $  8,000,000        7,970,653
Citigroup Funding Commercial Paper, 4.29%, due 1/4/06                            $ 15,000,000       14,987,488
GECC Commercial Paper, 4.28%, due 1/17/06                                        $ 10,000,000        9,976,222
Toyota Motor Credit Corp. Commercial Paper, 4.27%, due 1/23/06                   $  7,000,000        6,977,583
UBS Finance Commercial Paper, 4.30%, due 1/4/06                                  $ 15,000,000       14,987,458
Wells Fargo Bank Overnight REPO                                                  $  7,795,762        7,795,762
Cash Held on Account at Various Institutions                                     $    298,298          298,298
                                                                                                  ------------
Total Cash and Cash Equivalents                                                                     62,993,464
                                                                                                  ------------

Total Cash and Investments in Securities of Unaffiliated Issuers                                  $300,760,056
                                                                                                  ============

Notes to Statement of Investments in Securities of Unaffiliated Issuers:

(1) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)   Non-income producing security.

(3)   Restricted security.

(4)   Miscellaneous Securities is comprised of three unrestricted positions.

(5)   Denominated in Swedish Kronor, and converted to US Dollars.

(6) Acquired in connection with the call option listed in the Statement of Open Option Contracts Written.

(7) Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3. On the date of acquisition, the Company owned $13,104,000 par of unrestricted Bally Total Fitness Holdings, Inc. 9.875% Senior Subordinated Notes, due 10/15/07, with a carrying value of $11,531,520.

(8) The Mach Gen common and preferred units are nondetachable from the Mach Gen bank debt listed above, and therefore may be considered to be subject to the same contractual restrictions.

Aggregate purchases and aggregate sales of securities of unaffiliated issuers, other than Government securities, totaled $97,323,180 and $5,600,287, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities of unaffiliated issuers for federal income tax purposes was $228,186,670. Net unrealized appreciation aggregated $9,579,921, of which $11,646,839 related to appreciated investment securities and $2,066,918 related to depreciated investment securities.

The total value of restricted securities of unaffiliated issuers as of December 31, 2005 was $154,803,136, or 47% of total cash and investments of the Company.

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

             Statement of Open Option Contracts Written (unaudited)

                                December 31, 2005

                                                                            Number of   Exercise    Expiration
Security                                                                     Shares       Price        Date          Value
-----------------------------------------------------------------------------------------------------------------------------
Diversified/Conglomerate Manufacturing

Call Option for Intentia International AB Series A Common (Sweden) (1)      345,049      $2.77 (2)   3/31/2006   $    (254,489)
                                                                                                                 -------------

Total Open Option Contracts Written                                                                              $    (254,489)
                                                                                                                 =============

Notes to Statement of Open Option Contracts Written:

(1) Denominated in Swedish Kronor and converted to US Dollars. Exercise subject to conditions.

(2) Strike price at December 31, 2005. Strike price increases at a rate of 12% per year.

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

      Statement of Investments in Securities of Affiliates (Unaudited) (1)
                                December 31, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                              Interest and Dividends
                                                                                Principal       Earned During the
                                                                                 Amount         Three Months Ended          Fair
Security                                                                        or Shares        December 31, 2005         Value
-----------------------------------------------------------------------------------------------------------------------------------
Debt Securities (2.68%)
Bank Debt (2.68%) (2)
Diversified/Conglomerate Manufacturing (2.68%)
Intentia International AB Secured Notes, LIBOR + 9%, due 9/14/09
   (Acquired 9/13/04, Amortized Cost $7,800,719) - (Sweden)                    $ 7,958,628           $   265,674        $ 8,834,077
                                                                                                     ------------------------------
Total Debt Securities of Affiliates (cost $7,800,719)                                                    265,674          8,834,077
                                                                                                     ------------------------------

Equity and Equity Related Securities (6.00%)
Diversified/Conglomerate Manufacturing (6.00%)
Intentia International AB Series A Common
   (Acquired 9/13/04, Cost $1,757,708) - (Sweden) (3),(4),(5),(6)                  691,087                    --          2,426,834
Intentia International AB Series B Common
   (Acquired 9/13/04, Cost $6,708,421) - (Sweden) (3),(4),(5),(6)                5,531,086                    --         17,341,883
                                                                                                     ------------------------------
Total Equity and Equity Related Securities of Affiliates (cost $8,466,129)                                    --         19,768,717
                                                                                                     ------------------------------

Total Investments in Securities of Affiliated Issuers (cost $16,266,848)                             $   265,674        $28,602,794
                                                                                                     ==============================

Notes to Statement of Investments in Affiliates:

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuer's voting securities.

(2) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(3)   Investment is not a controlling position.

(4) Securities regulations temporarily restrict the sale of this security due to membership on the Board of Directors of the issuer by an affiliate of the Company.

(5)   Denominated in Swedish Kronor, and converted to US Dollars.

(6)   Non-income producing security.

Aggregate purchases and aggregate sales of securities of affiliated issuers, other than Government securities, totaled zero and zero, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities of affiliated issuers for federal income tax purposes was $16,266,848. Net unrealized appreciation aggregated $12,081,458, of which $12,081,458 related to appreciated investment securities and $0 related to depreciated investment securities.

The total value of restricted securities of affiliated issuers as of December 31, 2005 was $28,602,794, or 8.68% of total cash and investments of the Company.

Changes to investments in affiliates during the three months ended December 31, 2005 were as follows:

                                                                                                 Net Change in
                                                                                                   Unrealized
                                           Beginning                                             Appreciation /
              Security                      Balance         Acquisitions       Dispositions      (Depreciation)     Ending Balance
              --------                    -----------       ------------       ------------      --------------     --------------
Intentia International AB Secured
Notes, LIBOR + 9%, due 9/14/09            $ 8,515,732        $        --        $        --        $   318,345        $ 8,834,077

Intentia International AB Series A
Common                                      2,258,668                 --                 --            168,166          2,426,834

Intentia International AB Series B
Common                                     16,140,190                 --                 --          1,201,693         17,341,883

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

      (b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By: /s/ Hugh Steven Wilson
    ------------------------------------------
Name:  Hugh Steven Wilson
Title: Chief Executive Officer
Date:  March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
    ------------------------------------------
Name:  Hugh Steven Wilson
Title: Chief Executive Officer
Date:  March 1, 2006

By:  /s/ Robert G. DiPaolo
    ------------------------------------------
Name:  Robert G. DiPaolo
Title: Chief Financial Officer
Date:  March 1, 2006